Description of Organization	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jul. 31, 2021
Description of Organization
NOTE 1. DESCRIPTION OF ORGANIZATION
Cipher Mining Technologies Inc. (the “Company”) is a newly incorporated company incorporated in Delaware on January 7, 2021. The Company was incorporated to build, equip and operate data centers for the purpose of mining cryptocurrency utilizing specialized computers (also known as “Miners”) that generate cryptocurrency (primarily Bitcoin) from the blockchain. Management intends to consummate a reverse merger with Good Works Acquisition Corp. (the “Business Combination”). See Note 6 for further discussion of the Business Combination.
At January 31, 2021, the Company had not yet commenced operations. All activity for the period from January 7, 2021 (inception) through January 31, 2021 relates to the Company’s formation and the proposed Business Combination.
Going concern consideration
As of January 31, 2021, the Company had no cash and a working capital deficiency of approximately $177,000. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. Management plans to address this need for capital through the Business Combination. The Company cannot assure that its plans to raise capital or to consummate the Business Combination will be successful. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from its inability to consummate the Business Combination or its inability to continue as a going concern.
Risks and uncertainties
The impact of the coronavirus (“COVID-19”) outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected.

NOTE 1. DESCRIPTION OF ORGANIZATION
Cipher Mining Technologies Inc. (“Cipher Mining Technologies” or the “Company”) is a newly formed company incorporated in Delaware on January 7, 2021. The Company was incorporated to build, equip and operate data centers for the purpose of mining cryptocurrency utilizing specialized computers (also known as “miners”) that generate cryptocurrency (primarily Bitcoin) from the blockchain.
As of July 31, 2021, the Company had not yet commenced operations. All activity for the period from January 7, 2021 (inception) through July 31, 2021 relates to the Company’s formation and the consummation of a reverse merger with Good Works Acquisition Corp. (“Good Works” or “GWAC”). See further discussion below.
Consummation of Business Combination
On August 27, 2021, as contemplated by the Agreement and Plan of Merger dated as of March 4, 2021 (the “Merger Agreement”), by and among GWAC, a Delaware corporation, Currency Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned direct subsidiary of GWAC, and the Company, the parties entered into the business combination transaction pursuant to which Merger Sub merged with and into the Company, the separate corporate existence of Merger Sub ceasing and the Company being the surviving corporation and a wholly-owned subsidiary of GWAC (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). Following the Business Combination, the combined company was named Cipher Mining Inc. (“Cipher Mining” or the “combined entity”). Cipher Mining comprises all of GWAC’s and Cipher Mining Technologies’ operations. The Business Combination included: (i) entry into subscription agreements for an aggregate of 37,500,000 shares of Cipher Mining Common Stock for the investment of $375,000,000 into Cipher Mining from other private investors (collectively, the “PIPE Investors” and the “PIPE Financing”) and (ii) entry into a subscription agreement with Bitfury Top HoldCo B.V. (“Bitfury Top HoldCo”) for an aggregate of 6,000,000 shares of Cipher Mining Common Stock for the investment of $60,000,000 in cash and/or forgiveness of indebtedness owed by the Company to Bitfury Top HoldCo, or an affiliate of Bitfury Top HoldCo (the “Bitfury Private Placement”), in addition to the $43,465,038 already available in the GWAC trust account following redemptions. As the Business Combination had not occurred as of July 31, 2021, there is no impact for the operations of GWAC in the financial statements of the Company. See Note
7
for further discussion.
Notwithstanding the legal form of the Business Combination pursuant to the Merger Agreement, the Business Combination will be accounted for as a reverse recapitalization in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). Under this method of accounting, GWAC is treated as the acquired company and the Company is treated as the acquirer for financial statement reporting purposes. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing stock for the net assets of GWAC, accompanied by a recapitalization. The net assets of GWAC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of the Company. The Company has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	The Company’s existing shareholder will have the greatest voting interest in the combined entity;

•	The Company has the ability to nominate a majority of the members of the board of directors of the combined entity;

•	The Company’s senior management will be the senior management of the combined entity; and

•	The Company’s operations prior to the acquisition comprising the only ongoing operations of GWAC after the consummation of the Business Combination.
Liquidity and capital resources
As of July 31, 2021, the Company had $655,172 of cash and a working capital deficiency of $7,174,026. As a result of the consummation of the Business Combination on August 27, 2021 (the “Closing”), including the consummation of the PIPE Financing and the Bitfury Private Placement (including $10,000,000 for the Additional Shares discussed further in Note 7), the Company received transaction proceeds of approximately $385,600,000, net of transaction costs of approximately
$40,200,000 and, as a result, management believes that its existing financial resources are sufficient to meet its operating and capital requirements for at least 12 months from the date these financial statements are issued.
Having been incorporated on January 7, 2021, the Company has no operating history and has not earned any revenues to date. Additionally, the Company has incurred and expects to continue to incur significant costs related to becoming a public company and its future capital requirements will depend upon many factors. The Company may require additional capital to respond to technological advancements, competitive dynamics or technologies, customer demands, business opportunities or enter into credit facilities for the above-mentioned or other reasons. The Company may not be able to timely secure additional debt or equity financings on favorable terms, if at all. If the Company raises additional funds through equity financing, its existing stockholders could experience significant dilution. Furthermore, any debt financing obtained by the Company in the future could involve restrictive covenants relating to the Company’s capital raising activities and other financial and operational matters, which may make it more difficult for the Company to obtain additional capital and to pursue business opportunities. If the Company is unable to obtain adequate financing on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited.
Risks and uncertainties
The impact of the coronavirus
(“COVID-19”)
outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of
COVID-19
on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected.